Summarized Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 289.5	$ 282.8	$ 303.6	$ 288.8	$ 300.0	$ 294.4	$ 285.6	$ 259.5	$ 1,164.7	$ 1,139.5	$ 1,086.4
Manufacturing margins	84.5	97.3	107.0	99.9	82.4	96.0	99.9	89.0	388.7	367.3	378.4
Operating earnings	19.4	31.8	35.7	23.2	12.4	30.8	29.5	20.8	110.1	93.5	113.1
Net earnings	$ 5.8	$ 14.9	$ 14.9	$ 5.9	$ 3.3	$ 12.3	$ 10.1	$ (24.6)	$ 41.5	$ 1.1	$ 30.5
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.15	$ 0.20	$ 0.23	$ 0.09	$ 0.10	$ 0.19	$ 0.16	$ (0.35)	$ 0.67	$ 0.11	$ 0.55
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 10.4	$ 13.8	$ 15.9	$ 6.5	$ 7.1	$ 13.2	$ 11.2	$ (23.7)	$ 46.6	$ 7.8	$ 37.0
Basic EPS (in dollars per share)	$ 0.08	$ 0.21	$ 0.21	$ 0.09	$ 0.05	$ 0.18	$ 0.15	$ (0.36)	$ 0.60	$ 0.02	$ 0.45
Income (Loss) from Continuing Operations, Per Diluted Share	0.15	0.19	0.22	0.09	0.10	0.19	0.16	(0.35)	0.65	0.11	0.53
Diluted EPS (in dollars per share)	$ 0.08	$ 0.21	$ 0.21	$ 0.08	$ 0.05	$ 0.17	$ 0.14	$ (0.36)	$ 0.58	$ 0.02	$ 0.43